Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets And Goodwill [Abstract]
Intangible assets

13. Intangible assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2020	126,624	—	1,108	2,900	130,632
Additions	—	—	1,777	6,692	8,469
Reclassification	—	2,463	—	(2,463)	—
Exchange differences	17,202	323	340	714	18,579
At December 31, 2020	143,826	2,786	3,225	7,843	157,680
Additions	—	2,860	1,667	2,597	7,124
Scrapped	—	(245)	—	(165)	(410)
Reclassification	—	6,553	—	(6,553)	—
Exchange differences	(13,462)	(787)	(372)	(647)	(15,268)
At December 31, 2021	130,364	11,167	4,520	3,075	149,126
Accumulated amortization
At January 1, 2020	—	—	(153)	—	(153)
Amortization charge	—	(454)	(506)	—	(960)
Exchange differences	—	(41)	(63)	—	(104)
At December 31, 2020	—	(495)	(722)	—	(1,217)
Amortization charge	—	(1,420)	(780)	—	(2,200)
Exchange differences	—	109	107	—	216
At December 31, 2021	—	(1,806)	(1,395)	—	(3,201)
Cost, net accumulated amortization
At December 31, 2020	143,826	2,291	2,503	7,843	156,463
At December 31, 2021	130,364	9,361	3,125	3,075	145,925

Adjustments made related to the agenda decision for new SaaS arrangements were not material for the Group for the year ended December 31, 2021. There were no adjustments for the year ended December 31, 2020.  Refer to Note 2 for a summary of the change in accounting policy for SaaS arrangements.

Goodwill is in its entirely related to the acquisition of Cereal Base CEBA AB in 2016. A contingent consideration existed in relation to the acquisition. The contingent consideration was paid in full during 2019 at the amount of $7.6 million.

13.1. Test of goodwill impairment

The CEO assesses the operating performance based on the Group’s three operating segments: EMEA, Americas and Asia. Goodwill is monitored by the CEO at the level of the three operating segments. The goodwill existing as at December 31, 2021 and 2020 is entirely attributable to EMEA.

The Group tests whether goodwill has suffered any impairment on an annual basis. For the 2021 and 2020 reporting period, the recoverable amount of the cash-generating unit (“CGU”) was determined based on value-in-use calculations, which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period.

Cash flows beyond the five-year period are extrapolated using the estimated growth rate stated below. The growth rate is consistent with forecasts included in industry reports specific to the industry in which the CGU operates.

The following table sets out the key assumptions:

	2021	2020
Long-term growth rate (%)	2%	2%
Pre-tax discount rate (%)	12.6%	12.8%

Management has determined the values assigned to each of the above key assumptions as follows:

•	Long-term growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
•	Pre-tax discount rates: Reflect specific risks relating to the relevant segments and the countries in which they operate.

The residual value exceeds the carrying amount of goodwill.